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                                        November 1, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

               Re: Prudential California Municipal Fund
                   (File No. 2-91215)
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Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectuses that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses contained in Post-Effective Amendment No. 23 and (ii) that the text of Post-Efective Amendment No. 23 was filed electronically on October 30, 1996.

                                   Prudential California Municipal Fund

                                   By: /s/ Deborah A. Docs
                                       -------------------
                                       Deborah A. Docs
                                       Assistant Secretary

cc: Karin Flynn